Exhibit 99.2

					Remittance Dates:
				September 23, 2020 through October 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	September 23, 2020 through October 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$2,451,977.95	$2,441,152.46
2	Small General Service	$0.00421	per kWh	$186,770.69	$186,516.50
3	General Service	$0.00269	per kWh	$806,374.91	$805,703.99
4	Large General Service	$0.00165	per kWh	$200,344.23	$200,313.37
5	Large Industrial Power Service	$0.08693	per kW	$92,603.33	$92,598.23
6	Interruptible Service	$0.03108	per kW	$3,202.96	$3,202.96
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$4,988.40	$4,988.40
9	Street and Outdoor Lighting	$0.01539	per kWh	$111,552.18	$110,785.37
10	Total			$3,857,814.65	$3,845,261.28

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,845,261.28
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,845,261.28

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of October, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

Exhibit 99.2

					Remittance Dates:
				October 23, 2020 through November 23, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	October 23, 2020 through November 23, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$1,814,717.20	$1,806,705.22
2	Small General Service	$0.00421	per kWh	$174,915.13	$174,677.09
3	General Service	$0.00269	per kWh	$755,211.07	$754,582.74
4	Large General Service	$0.00165	per kWh	$186,507.38	$186,478.66
5	Large Industrial Power Service	$0.08693	per kW	$106,411.73	$106,405.86
6	Interruptible Service	$0.03108	per kW	$3,997.66	$3,997.66
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$4,703.20	$4,703.20
9	Street and Outdoor Lighting	$0.01539	per kWh	$127,344.86	$126,469.49
10	Total			$3,173,808.23	$3,164,019.92

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,164,019.92
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,164,019.92

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of November, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

Exhibit 99.2

					Remittance Dates:
				November 24, 2020 through December 22, 2020

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	November 24, 2020 through December 22, 2020

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$1,473,787.44	$1,467,280.66
2	Small General Service	$0.00421	per kWh	$138,830.31	$138,641.38
3	General Service	$0.00269	per kWh	$654,848.84	$654,304.02
4	Large General Service	$0.00165	per kWh	$169,308.86	$169,282.79
5	Large Industrial Power Service	$0.08693	per kW	$109,820.93	$109,814.87
6	Interruptible Service	$0.03108	per kW	$3,984.86	$3,984.86
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$1,709.17	$1,709.17
9	Street and Outdoor Lighting	$0.01539	per kWh	$117,742.61	$116,933.24
10	Total			$2,670,033.02	$2,661,950.99

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,661,950.99
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,661,950.99

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of December, 2020.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino Title: Assistant Treasurer

Exhibit 99.2

					Remittance Dates:
				December 23, 2020 through January 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	December 23, 2020 through January 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$1,560,650.61	$1,553,760.35
2	Small General Service	$0.00421	per kWh	$142,367.48	$142,173.73
3	General Service	$0.00269	per kWh	$621,332.42	$620,815.48
4	Large General Service	$0.00165	per kWh	$168,023.06	$167,997.17
5	Large Industrial Power Service	$0.08693	per kW	$98,762.05	$98,756.59
6	Interruptible Service	$0.03108	per kW	$3,429.29	$3,429.29
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$5,086.19	$5,086.19
9	Street and Outdoor Lighting	$0.01539	per kWh	$118,719.09	$117,903.01
10	Total			$2,718,370.19	$2,709,921.81

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,709,921.81
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,709,921.81

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of January, 2021.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Kevin J. Marino
				Name: Kevin J. Marino
				Title: Assistant Treasurer

Exhibit 99.2

					Remittance Dates:
				January 25, 2021 through February 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	January 25, 2021 through February 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$1,971,649.87	$1,962,945.04
2	Small General Service	$0.00421	per kWh	$149,373.98	$149,170.69
3	General Service	$0.00269	per kWh	$661,832.92	$661,282.30
4	Large General Service	$0.00165	per kWh	$167,319.37	$167,293.59
5	Large Industrial Power Service	$0.08693	per kW	$105,158.96	$105,153.17
6	Interruptible Service	$0.03108	per kW	$3,671.30	$3,671.30
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$5,079.33	$5,079.33
9	Street and Outdoor Lighting	$0.01539	per kWh	$117,824.40	$117,014.47
10	Total			$3,181,910.13	$3,171,609.89

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,171,609.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,171,609.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of February, 2021.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

Exhibit 99.2

					Remittance Dates:
				February 23, 2021 through March 22, 2021

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 29, 2020 through June 28, 2021
		Remittance Dates:	February 23, 2021 through March 22, 2021

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00357	per kWh	$1,611,493.84	$1,604,379.13
2	Small General Service	$0.00421	per kWh	$142,703.42	$142,509.21
3	General Service	$0.00269	per kWh	$571,991.83	$571,515.91
4	Large General Service	$0.00165	per kWh	$150,330.35	$150,307.20
5	Large Industrial Power Service	$0.08693	per kW	$97,427.31	$97,421.96
6	Interruptible Service	$0.03108	per kW	$3,422.23	$3,422.23
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01426	per kW	$4,761.98	$4,761.98
9	Street and Outdoor Lighting	$0.01539	per kWh	$110,333.57	$109,575.13
10	Total			$2,692,464.53	$2,683,892.75

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,683,892.75
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,683,892.75

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of March, 2021.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer